Tradr 1X Short Innovation Daily ETF

SCHEDULE OF INVESTMENTS

As of June 30, 2025 (Unaudited)

Value

Other Assets in Excess of Liabilities — 100.0%	$46,557,753
TOTAL NET ASSETS — 100.0%	$46,557,753

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
TD Cowen	ARK Innovation ETF	Pay	2.08% (OBFR01* - 225bps)	At Maturity	5/1/2026	$(21,281,755)	$-	$(3,049,153)
Clear Street	ARK Innovation ETF	Pay	2.26% (OBFR01* - 207bps)	At Maturity	1/6/2026	(19,354,005)	-	6,261,751
Goldman Sachs	ARK Innovation ETF	Pay	1.43% (FRED** - 290bps)	At Maturity	5/8/2026	(1,890,239)	-	(372,617)
TOTAL EQUITY SWAP CONTRACTS								$2,839,981

*	OBFR01 - Overnight Bank Funding Rate, 4.33% as of June 30, 2025.
**	FRED - Federal Funds Effective Rate, 4.33% as of June 30, 2025